Auditor's Remuneration - Summary of Auditor's Remuneration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Remuneration [Abstract]
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	$ 27	$ 32	$ 5
Other audit fees, principally in respect of audits of accounts of subsidiaries	21	17	46
Total audit fees	48	49	51
Audit-related fees	4	2	2
Fees in respect of other non-audit services	1	1
Total	$ 53	$ 52	$ 53